Taxation - Additional Information (Detail) $ in Thousands, $ in Millions			1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 14, 2008	Mar. 16, 2007	Aug. 31, 2006	Dec. 31, 2021 CNY (¥)	Sep. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 HKD ($)
Income Tax Disclosure [Line Items]
Profits tax rate						9.00%	9.00%	19.00%	17.00%
Cash paid for income taxes						¥ 574,939,000	$ 90,220	¥ 367,004,000	¥ 145,825,000
Preferential statutory tax rate for high and new technology enterprises						15.00%	15.00%	15.00%	15.00%	15.00%
Period of full tax exemption								2 years
Income taxes reduction percentage						50.00%	50.00%	50.00%
Income tax reduction period								3 years
Significant change in unrecognized tax benefits within 12 months				¥ 0		¥ 0		¥ 0
Significant unrecognized tax benefits				0		¥ 0		0
Reversal of income tax expense				220,200,000	¥ 144,100,000			¥ 76,100,000	¥ 33,800,000
Tax loss carry-forward limitation period						The applicable carry-forward limitation period is 5 years under the PRC EIT law.	The applicable carry-forward limitation period is 5 years under the PRC EIT law.
Tax Slab Rate One [Member]
Income Tax Disclosure [Line Items]
Income tax slab limit | $										$ 2
Subsidiaries [Member]
Income Tax Disclosure [Line Items]
Total tax loss carry forwards				487,439,000		¥ 487,439,000
Earliest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax loss carry forwards, expiration year						2022	2022
Latest Tax Year [Member]
Income Tax Disclosure [Line Items]
Tax loss carry forwards, expiration year						2026	2026
PRC Subsidiary [Member]
Income Tax Disclosure [Line Items]
Statutory tax rate		25.00%
Preferential statutory tax rate for high and new technology enterprises	15.00%					12.50%	12.50%	12.50%	12.50%
Percentage of income tax rate for its global income						25.00%	25.00%
Foreign investment enterprise tax withholding rate						10.00%	10.00%
Dividend withholding tax						¥ 58,000,000		¥ 18,000,000
Deferred tax liabilities				0		0		0
Unrecognized deferred tax liabilities related to undistributed profits				¥ 4,604,000,000		4,604,000,000		2,669,000,000
Undistributed earnings						¥ 5,123,000,000
Hong Kong [Member]
Income Tax Disclosure [Line Items]
Profits tax rate						16.50%	16.50%
Cash paid for income taxes						¥ 0		0
Estimated assessable profits tax						¥ 0		¥ 0
Hong Kong [Member] | Tax Slab Rate One [Member]
Income Tax Disclosure [Line Items]
Profits tax rate						8.25%	8.25%
Hong Kong [Member] | Tax Slab Rate Two [Member]
Income Tax Disclosure [Line Items]
Profits tax rate						16.50%	16.50%
Hong Kong [Member] | Maximum [Member]
Income Tax Disclosure [Line Items]
Foreign investment enterprise tax withholding rate			5.00%
Hong Kong [Member] | PRC Subsidiary [Member] | Minimum [Member]
Income Tax Disclosure [Line Items]
Minimum foreign investor direct ownership percentage to be subject to maximum tax of 5%			25.00%
Indonesia [Member]
Income Tax Disclosure [Line Items]
Profits tax rate						22.00%	22.00%
China [Member]
Income Tax Disclosure [Line Items]
Preferential statutory tax rate for key software enterprise									10.00%